PROPERTY PLANT AND EQUIPMENT and INVESTMENT IN REAL ESTATE, NET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2,000	$ 0